Deferred Financing Costs	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Deferred Financing Costs
8.	Deferred Financing Costs

	December 31, 2013	December 31, 2012
Opening balance	$4,659	$4,794
Expenditure in the period	—	1,115
Amortization included within interest expense	(1,386)	(1,250)

Closing balance	$3,273	$4,659

On November 13, 2012 the Company obtained a waiver until December 1, 2014 from the Leverage Ratio test. The fees and related costs paid amounted to $1,115 and have been deferred and are being amortized over the remaining term of the credit agreement.